Income Taxes (Narrative) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in valuation allowance		$ (7,400)	$ 245
Federal corporate tax rate		34.00%	34.00%
Change in deferred tax asset		$ 7,700
Provision income tax result of repatriation transaction tax		158
Operating loss carryforwards		59,400
Uncertain tax positions		$ 0	$ 0
Scenario, Plan [Member]
Federal corporate tax rate	21.00%
Minimum [Member]
Tax year open to examination		2013
Maximum [Member]
Federal corporate tax rate		35.00%
Tax year open to examination		2017